Income Taxes	12 Months Ended
Apr. 30, 2015
Income Taxes [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

FASB ASC 740-10 provides guidance for the recognition and measurement of certain tax positions in an enterprise’s financial statements. Recognition involves a determination of whether it is more likely than not that a tax position will be sustained upon examination with the presumption that the tax position will be examined by the appropriate taxing authority having full knowledge of all relevant information.

Pursuant to FASB ASC 740-10-10, an entity recognizes deferred tax assets and liabilities for future tax consequences or events that have been previously recognized in the Company’s financial statements or tax returns. The measurement of deferred tax assets and liabilities is based on provisions of enacted tax law. The effects of future changes in tax laws or rates are not anticipated.

At April 30, 2015, the Company has net operating loss (“NOL”) carry–forwards for Federal income tax purposes of approximately $389,317 that may be offset against future taxable income through 2035.  Due to changes in ownership, approximately $121,000 of the NOL carry-forward may be subject to certain annual limitations imposed under Section 382 of the Internal Revenue Code. At this time, the amount of the limitation has not been determined, since the Company has not completed its Section 382 study. Deferred tax assets would arise from the recognition of anticipated utilization of these net operating losses to offset future taxable income. No tax benefit has been reported with respect to these deferred tax assets in the accompanying financial statements because of Management’s assertion that it is more likely than not that the Company’s deferred tax assets of $596,111 will not be realized and accordingly, the deferred tax assets are offset by a full valuation allowance.

Deferred Tax Assets	April 30, 2015	April 30, 2014
Net Operating Loss	$155,727	$68,631
Book to tax basis difference on depreciable assets	440,384	480,016
Total Deferred Tax Asset	596,111	548,647
Valuation allowance	(596,111)	(548,647)
Net Deferred Tax Asset	$-	$-